Cover	Sep. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Entity File Number	001-41278
Entity Registrant Name	HNR ACQUISITION CORP
Entity Central Index Key	0001842556
Entity Tax Identification Number	85-4359124
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3730 Kirby Drive
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	713
Local Phone Number	834-1145
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HNRA
Security Exchange Name	NYSEAMER
Redeemable warrants, exercisable for three quarters of one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for three quarters of one share of common stock at an exercise price of $11.50 per share
Trading Symbol	HNRAW
Security Exchange Name	NYSEAMER